Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Revenue by Product Category
The following tables set forth revenue by product category:

	Three Months Ended September 30,
	2020	2019
Advanced Wound Care	$89,990	$54,310
Surgical & Sports Medicine	10,809	9,955

Total net revenue	$100,799	$64,265

	Nine Months Ended September 30,
	2020	2019
Advanced Wound Care	$201,009	$157,365
Surgical & Sports Medicine	30,482	28,971

Total net revenue	$231,491	$186,336

The following table sets forth revenue by product category:

	Year Ended December 31,
	2019	2018	2017
Advanced Wound Care revenue	$220,744	$164,332	$178,896
Surgical and Sports Medicine revenue	40,237	29,117	19,612

Total revenue	$260,981	$193,449	$198,508

Summary of Estimated Useful Lives of Property Plant and Equipment
Property and equipment estimated useful lives are as follows:

Leasehold improvements	Lesser of the life of the lease or the economic life of the asset
Furniture and computers	3 - 5 years
Equipment	5 - 10 years

Schedule of Finite-Lived Intangible Assets
Amortization of intangible assets subject to amortization is calculated on the straight-line or accelerated method based on the following estimated useful lives:

Trade names and trademarks	10-12 years
Developed technology	10-12 years
Independent sales agency network	3 years
Non-compete agreements	5 years